Regulation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory insurance disclosures [Line Items]
Statutory accounting, unearned premium reserve	$ 1,734
Amount Available for Dividend Distribution with Approval from Regulatory Agencies	1,909
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency	308
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	1,409	1,381
Statutory Accounting Practices, Statutory Net Income Amount	352	281	151
State Insurance Department, Statutory to NAIC, Amount of Reconciling Item	(205)	(4)
Equity offering, shares	19,837,500
Equity offering, value	0
Payments for Repurchase of Common Stock	34	38	86
Other Underwritten Title Insurance Companies
Statutory insurance disclosures [Line Items]
Minimum Net Worth Required for Compliance	$ 1